DEAR SHAREHOLDERS:

We are pleased to provide you with the Cash Equivalent Fund semiannual report for the six-month period ended January 31, 1997. Your Fund's management greatly appreciates your decision to invest in Cash Equivalent Fund. During the past six months, each of the Fund's Portfolios--Money Market, Government Securities and Tax-Exempt, registered solid performance. Please take a moment to review the Portfolio Results which appear at the end of this letter.

ECONOMIC REVIEW AND OUTLOOK

Stability was the cornerstone of the money markets in 1996. In fact, there was only one change in Fed policy during the entire calendar year, that is, a 25 basis point reduction in the Fed Funds target in January, 1996. In general, we structured average life with a neutral to a defensive bias. This was based on our expectations of moderate economic growth, subdued inflationary pressures, and a stable interest rate environment to be followed by a re-emergence of upward rate pressures.

1997 will pose interesting challenges and opportunities. The economy finished 1996 on a strong note with fourth quarter GDP growing by a robust 4.7% and measures of inflation tilting modestly upward. Our forecast calls for modest Fed tightening and some additional steepening in the yield curve for the rest of 1997. The reasons are attributed to the anticipation of continuing moderate economic growth, and a modest increase in the pace of inflation. Accordingly, our investment strategies will favor a defensive bias.

Money market funds such as Cash Equivalent Fund should offer the potential for attractive yields and should continue to be an excellent place to invest your money.

Sincerely,

/s/ John W. Stuebe

John W. Stuebe

Vice President and Portfolio Manager

February 6, 1997


John W. Stuebe is Vice President of Zurich Kemper Investments, Inc. and Vice President and Portfolio Manager of Cash Equivalent Fund. Mr. Stuebe holds a B.S. degree in finance from the University of Illinois and a M.S. degree in economics from DePaul University.

PORTFOLIO RESULTS

For the six months ended January 31, 1997, the Fund's three Portfolios had the following net annualized yields:

The Money Market Portfolio had a net annualized yield of 4.61%.

The Government Securities Portfolio had a net annualized yield of 4.70%.

The Tax-Exempt Portfolio had a net annualized yield of 2.93% and a tax-equivalent yield of 4.66%.

NOTES

An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share. Each Portfolio's net annualized yield for the six months ended January 31, 1997, is the annualized sum of the daily dividend rates for the period.

The tax-equivalent yield is based on a marginal tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Cash Equivalent Fund                                                          2
-------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at January 31, 1997
(Value in thousands)


--------------------------------------------------------
  Corporate Obligations                            Value

  BANKING--4.8%
 --------------------------------------------------------
(a)Bankers Trust New York Corp.
     5.45%, 2/1/97                             $   24,992
 --------------------------------------------------------
   Credit Lyonnais N.A. Inc.
     5.54%, 4/22/97                                14,818
 --------------------------------------------------------
   Sumitomo Bank Capital Markets, Inc.
     5.50%, 2/25/97                                 9,964
 --------------------------------------------------------
                                                   49,774
   BUSINESS LOANS--10.6%
 --------------------------------------------------------
   Eureka Securitization, Inc.
     5.45%, 2/7/97                                 24,978
 --------------------------------------------------------
   Gotham Funding Corp.
     5.52%, 4/24/97                                14,814
 --------------------------------------------------------
   Jet Funding Corporation
     5.52%, 4/30/97                                 9,867
 --------------------------------------------------------
   Monte Rosa Capital Corp.
     5.47%, 2/13/97                                19,964
 --------------------------------------------------------
   Strategic Asset Funding Corp.
     5.49%, 3/31/97                                 9,913
 --------------------------------------------------------
   Windmill Funding Corp.
     5.44%, 2/14/97                                19,961
 --------------------------------------------------------
   Working Capital Management Co., L.P.
     5.51%, 2/12/97                                 9,983
 --------------------------------------------------------
                                                  109,480
   CAPITAL AND EQUIPMENT LENDING--16.1%
 --------------------------------------------------------
(a)American Honda Finance Corporation
     5.53%, 2/11/97                                25,000
 --------------------------------------------------------
   BTM Capital Corp.
     5.49%, 4/15/97                                24,725
 --------------------------------------------------------
   Ford Motor Credit Company
(a)  5.94%, 2/3/97                                 11,000
     5.34%, 3/4/97                                  9,954
 --------------------------------------------------------
   IBM Credit Corp.
     5.98%, 5/29/97                                24,981
 --------------------------------------------------------
   Mitsubishi Motors Credit of America, Inc.
     5.53%, 4/28/97                                 9,870
 --------------------------------------------------------
   SRD Finance Inc.
     5.43%, 2/27/97                                 9,961
 --------------------------------------------------------
(a)Sanwa Business Credit Corp.
     5.56% - 5.58%, 2/4/97 - 2/18/97               50,000
 --------------------------------------------------------
                                                  165,491
   CAPTIVE BUSINESS LENDING--7.8%
 --------------------------------------------------------
(a)FINOVA Capital Corporation
     5.56%, 2/18/97                            $   35,000
 --------------------------------------------------------
   Oakland-Alameda County Coliseum, California
     5.46%, 3/12/97                                15,000
 --------------------------------------------------------
   Orix America, Inc.
     5.48% - 5.50%, 2/3/97 - 2/19/97               29,955
 --------------------------------------------------------
                                                   79,955
   CONSUMER LENDING--6.3%
---------------------------------------------------------
(b)GMAC Mortgage Corporation of Pennsylvania
     5.66%, 2/28/97                                29,873
 --------------------------------------------------------
(a)Household Finance Corp.
     5.48%, 2/28/97                                25,000
 --------------------------------------------------------
(a)PHH Corporation
     5.38%, 2/26/97                                 9,999
 --------------------------------------------------------
                                                   64,872

   DIVERSIFIED FINANCE--9.2%
 --------------------------------------------------------
   APEX Funding Corp.
     5.52%, 4/30/97                                19,734
 --------------------------------------------------------
   Associates Corporation of North America
     5.42%, 4/1/97                                 24,781
 --------------------------------------------------------
(a)CIT Group Holdings, Inc.
     5.37%, 2/1/97                                 19,986
 --------------------------------------------------------
   General Electric Capital Corp.
     5.43%, 4/16/97                                14,835
 --------------------------------------------------------
   Old Line Funding Corp.
     5.38%, 3/3/97                                 14,933
 --------------------------------------------------------
                                                   94,269
   FINANCIAL SERVICES--11.2%
 --------------------------------------------------------
(a)Bear Stearns Companies Inc.
     5.48% - 5.50%, 2/6/97 - 2/19/97               20,000
 --------------------------------------------------------
(a)Goldman, Sachs Group, L.P.
     5.50%, 2/25/97                                35,000
 --------------------------------------------------------
(a)(b)Lehman Brothers Holdings Inc.
     5.57%, 2/19/97                                30,000
 --------------------------------------------------------
(a)Merrill Lynch & Co., Inc.
     5.41%, 2/19/97                                 9,998
 --------------------------------------------------------
   Salomon Inc.
(a)  5.70%, 2/7/97                                 10,000
     6.42%, 4/21/97                                 9,866
 --------------------------------------------------------
                                                  114,864

Cash Equivalent Fund                                                          3
-------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at January 31, 1997
(Value in thousands)



--------------------------------------------------------
                                                 Value

   HEALTH CARE--1.4%
--------------------------------------------------------
   Columbia/HCA Healthcare Corp.
     5.40%, 3/27/97                           $   14,880
--------------------------------------------------------
   UTILITIES--5.8%
--------------------------------------------------------
   Brazos River Authority, Texas
     5.45%, 2/18/97                               15,000
--------------------------------------------------------
   Frontier Corporation
     5.46%, 2/11/97                                9,985
--------------------------------------------------------
   Gulf Coast Waste Authority, Texas
     5.39%, 3/10/97                               15,000
--------------------------------------------------------
   NYNEX Corporation
     5.37% - 5.50%, 2/27/97 - 3/28/97             19,879
--------------------------------------------------------
                                                  59,864
--------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS--73.2%
   (average maturity: 33 days)                   753,449
--------------------------------------------------------

   BANK OBLIGATIONS
   CERTIFICATES OF DEPOSIT--U.S. BANKS--9.7%
--------------------------------------------------------
   Harris Trust & Savings Bank
     6.10%, 6/17/97                                9,998
--------------------------------------------------------
(a)Key Bank of Maine
     5.39%, 2/14/97                               19,999
--------------------------------------------------------
   MBNA America Bank N.A.
     5.50%, 3/17/97                               20,000
--------------------------------------------------------
(a)Old Kent Bank
     5.45%, 2/1/97                                25,000
--------------------------------------------------------
(a)PNC Bank, N.A.
     5.56%, 2/3/97                                24,987
--------------------------------------------------------
                                                  99,984
   CERTIFICATES OF DEPOSIT--FOREIGN
   BANKS--4.9%
--------------------------------------------------------
   Industrial Bank of Japan Ltd.
     5.55%, 4/2/97                            $   25,000
--------------------------------------------------------
   Sumitomo Bank, Ltd.
     5.60%, 4/10/97                               24,997
--------------------------------------------------------
                                                  49,997
--------------------------------------------------------
   TOTAL BANK OBLIGATIONS--14.6%
   (average maturity: 38 days)                   149,981
--------------------------------------------------------

(c)REPURCHASE AGREEMENTS

   (Dated 1/97, collateralized by Federal Home
   Loan Mortgage Corporation and Federal
   National Mortgage Association securities)
--------------------------------------------------------
   Chase Securities, Inc.
   (held at The Chase Manhattan Bank)
     5.45%, 2/10/97                               25,000
--------------------------------------------------------
   Nomura Securities International, Inc.
   (held at The Bank of New York)
     5.43%, 4/2/97 - 4/11/97                      85,000
--------------------------------------------------------
   Salomon Brothers Inc.
   (held at The Bank of New York)
     5.39%, 3/5/97                                25,000
--------------------------------------------------------

   TOTAL REPURCHASE AGREEMENTS--13.1%
   (average maturity: 48 days)                   135,000
--------------------------------------------------------

   TOTAL INVESTMENTS--100.9%
   (average maturity: 36 days)                 1,038,430
--------------------------------------------------------

   LIABILITIES, LESS
   OTHER ASSETS--.9%                              (9,254)
--------------------------------------------------------

   NET ASSETS--100%                           $1,029,176
--------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                          4
-------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at January 31, 1997
(Value in thousands)


----------------------------------------------------------
                                                    Value

SHORT-TERM NOTES
(Issued or guaranteed by U.S. government
 agencies or instrumentalities)
----------------------------------------------------------
(a)Export-Import Bank of the United States
     Cathay Pacific Airways Limited
      5.56%, 2/13/97                              $ 17,118
     KA Leasing, Ltd.
      5.56%, 2/15/97                                12,287
     Kuwait Investment Authority
      5.56%, 2/15/97                                15,037
     VARIG Brazilian Airlines
      5.56%, 4/15/97                                17,862
----------------------------------------------------------
(a)Federal Home Loan Bank
       5.26% - 5.45%, 2/2/97 - 2/24/97              25,597
----------------------------------------------------------
   Federal Home Loan Mortgage Corporation
       6.16%, 9/1/97                                 4,970
----------------------------------------------------------
   Federal National Mortgage Association
(a)    5.33%, 2/4/97                                21,818
       6.10%, 9/3/97                                 3,990
----------------------------------------------------------
(a)Overseas Private Investment Corporation
    International Paper Company
       5.51%, 4/15/97                               14,500
    Omolon
       5.50%, 2/4/97                                 5,000
----------------------------------------------------------
(a)Student Loan Marketing Association
       5.39% - 5.87%, 2/4/97 - 6/30/97             120,634
----------------------------------------------------------
   TOTAL SHORT-TERM NOTES--60.3%
   (average maturity: 41 days)                     258,813
----------------------------------------------------------

(c)REPURCHASE AGREEMENTS

   (Dated 12/96 and 1/97, collateralized by Federal
   Home Loan Mortgage Corporation and Federal
   National Mortgage Association securities)
----------------------------------------------------------
   Bear, Stearns & Co. Inc.
       5.38% - 5.47%, 2/12/97 - 3/19/97           $ 39,029
----------------------------------------------------------
   CS First Boston Inc.
   (held at The Chase Manhattan Bank)
       5.36% - 5.40%, 2/4/97 - 2/7/97               11,000
----------------------------------------------------------
   Chase Securities, Inc.
   (held at The Chase Manhattan Bank)
       5.42%, 3/19/97                               10,000
----------------------------------------------------------
   Goldman, Sachs & Co.
   (held at The Bank of New York)
       5.35%, 2/3/97                                 5,000
----------------------------------------------------------
  Morgan Stanley & Co. Incorporated
  (held at The Bank of New York)
       5.39%, 2/4/97                                20,000
----------------------------------------------------------
  Nomura Securities International, Inc.
  (held at The Bank of New York)
       5.40% - 5.43%, 2/12/97 - 3/19/97             60,000
----------------------------------------------------------
  Salomon Brothers Inc.
  (held at The Bank of New York)
       5.40% - 5.65%, 2/3/97 - 2/19/97              20,000
----------------------------------------------------------

  TOTAL REPURCHASE AGREEMENTS--38.5%
  (average maturity: 26 days)                      165,029
----------------------------------------------------------

  TOTAL INVESTMENTS--98.8%
  (average maturity: 35 days)                      423,842
----------------------------------------------------------

  CASH AND OTHER ASSETS,
  LESS LIABILITIES--1.2%                             5,024
----------------------------------------------------------

  NET ASSETS--100%                                $428,866
----------------------------------------------------------


See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                          5
-------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at January 31, 1997
(Value in thousands)



----------------------------------------------------------
(a)Variable Rate Demand Securities                  Value

ALASKA
----------------------------------------------------------
Industrial Development and Export Authority
    3.75%                                       $    1,200

ARIZONA
----------------------------------------------------------
Health Facilities Authority
    3.55%                                            5,000
----------------------------------------------------------
Maricopa County
Pollution Control Corporation
    3.60%                                            9,400

CALIFORNIA
----------------------------------------------------------
Los Angeles
Harbor Improvement Corporation
    3.70%                                            9,000

DISTRICT OF COLUMBIA
----------------------------------------------------------
General Obligation
    3.70%                                            6,100
----------------------------------------------------------
National Children's Center, Inc.
    3.55%                                            5,915

GEORGIA
----------------------------------------------------------
DeKalb County
Pollution Control Revenue
    3.75%                                            5,000

ILLINOIS
----------------------------------------------------------
Alsip
Industrial Development Revenue
    3.60%                                            3,750
----------------------------------------------------------
Development Finance Authority
    3.81%                                           19,800
----------------------------------------------------------
Elgin
Judson College
    3.64%                                            4,000
----------------------------------------------------------
Rockford
Industrial Project Revenue
    3.75%                                            4,000

INDIANA
----------------------------------------------------------
Health Facility Financing Authority
    3.57%                                           16,000

KANSAS
----------------------------------------------------------
Kansas City
Pollution Control Revenue
    3.75%                                           17,835

KENTUCKY
----------------------------------------------------------
Boone County
  Industrial Development Revenue
    3.70%                                       $    4,700
  Pollution Control Revenue
    3.65%                                            8,000
----------------------------------------------------------
Mayfield
Multi-City Lease Revenue
    3.75%                                            5,000
----------------------------------------------------------
Shelbyville
Industrial Building Revenue
    4.00%                                            3,500

NEVADA
----------------------------------------------------------
Department of Business and Industry
    3.75%                                            5,000

NEW MEXICO
----------------------------------------------------------
Farmington
Pollution Control Revenue
    3.70%                                            5,000

OREGON
----------------------------------------------------------
Economic Development Revenue
    3.75%                                            4,500

PENNSYLVANIA
----------------------------------------------------------
Delaware County
Redevelopment Authority
    3.99%                                           13,000
----------------------------------------------------------
Delaware Valley
Regional Finance Authority
    3.60%                                           15,700
----------------------------------------------------------
Lehigh County
Industrial Development Authority
    3.65%                                           10,100

SOUTH CAROLINA
----------------------------------------------------------
Richland County
Hospital Revenue
    3.90%                                            5,000

TENNESSEE
----------------------------------------------------------
Clarksville
Public Building Authority
    3.55%                                            7,300
----------------------------------------------------------
Nashville and Davidson County
Multi-Family Housing Revenue
    3.95%                                            5,000
----------------------------------------------------------


Cash Equivalent Fund                                                          6
-------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at January 31, 1997
(Value in thousands)



----------------------------------------------------------
                                                    Value

Smyrna Housing Association
Multi-Family Housing Revenue
    3.95%                                       $    3,000


TEXAS
----------------------------------------------------------
Port Arthur
Industrial Development Corporation
    3.65%                                           10,000

UTAH
----------------------------------------------------------
Ogden City
Industrial Development Revenue
    4.05%                                            3,660

VERMONT
----------------------------------------------------------
Economic Development Authority
    4.05%                                            5,000

VIRGINIA
----------------------------------------------------------
Louisa County
Industrial Development Authority
    3.55%                                            8,900

WASHINGTON
----------------------------------------------------------
Port Angeles
Industrial Development Corporation
    4.00%                                            7,400
----------------------------------------------------------
TOTAL VARIABLE RATE
DEMAND SECURITIES--40.7%
(average maturity: 6 days)                         236,760
----------------------------------------------------------

OTHER SECURITIES

ALASKA
----------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.45% - 3.70%, 2/13/97 - 5/13/97                25,600

ARIZONA
----------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.45% - 3.55%, 2/21/97 - 3/6/97                 10,000

CALIFORNIA
----------------------------------------------------------
Revenue Anticipation Warrants
    3.97%, 6/30/97                                   9,019

FLORIDA
----------------------------------------------------------
Orlando
Waste Water System Revenue
    3.50%, 3/19/97                              $    8,750
----------------------------------------------------------
Sarasota County
Public Hospital District
    3.55%, 2/24/97                                   6,250

GEORGIA
----------------------------------------------------------
Burke County
Pollution Control Revenue
    3.55%, 2/18/97                                   4,000
----------------------------------------------------------
Municipal Electric Authority
    3.60%, 3/10/97                                  17,150

ILLINOIS
----------------------------------------------------------
Development Finance Authority
    3.60%, 2/20/97                                   6,200
----------------------------------------------------------
Educational Facilities Authority
    3.55%, 2/20/97                                   7,000

INDIANA
----------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.50%, 2/24/97 - 2/26/97                        22,400
----------------------------------------------------------
Mount Vernon
Pollution Control and Solid Waste Disposal
Revenue
    3.55%, 2/20/97                                   6,400
----------------------------------------------------------
Sullivan
Pollution Control Revenue
    3.45% - 3.55%, 2/20/97 - 5/13/97                11,955

KENTUCKY
----------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.50% - 3.60%, 3/20/97 - 4/4/97                 19,375
----------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    3.60%, 3/10/97                                   4,000

MINNESOTA
----------------------------------------------------------
University of Minnesota
    3.45%, 3/10/97                                   2,500

NEBRASKA
----------------------------------------------------------
Public Power District
    3.55%, 5/14/97                                   2,500
----------------------------------------------------------


Cash Equivalent Fund                                                          7
-------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at January 31, 1997
(Value in thousands)


----------------------------------------------------------
                                                    Value
NEW HAMPSHIRE
----------------------------------------------------------
Business Finance Authority
    3.40% - 3.70%, 2/11/97 - 2/21/97            $   19,000

NEW YORK
----------------------------------------------------------
State Dormitory Authority
    3.55%, 2/25/97                                   5,500

NORTH CAROLINA
----------------------------------------------------------
Municipal Power Agency
    3.55%, 2/21/97 - 2/25/97                        19,000

OHIO
----------------------------------------------------------
Air Quality Development Authority
    3.50%, 3/13/97                                   5,500
----------------------------------------------------------
Water Development Authority
    3.50%, 3/13/97                                   6,500

PENNSYLVANIA
----------------------------------------------------------
Allegheny County
Industrial Development Authority
    3.50%, 3/13/97                                   5,300
----------------------------------------------------------
Delaware County
Industrial Development Authority
    3.60%, 3/13/97                                   3,300
----------------------------------------------------------
Philadelphia School District
Tax and Revenue Anticipation Notes
    4.00%, 6/30/97                                  11,021

TEXAS
----------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
    3.60%, 2/21/97                                   3,500
----------------------------------------------------------
Dallas
Area Rapid Transit
    3.55%, 2/24/97 - 2/25/97                        11,000
----------------------------------------------------------
Houston
Water and Sewer System
    3.55% - 3.65%, 2/13/97 - 2/19/97                14,000
----------------------------------------------------------
Municipal Power Agency
    3.55% - 3.60%, 2/20/97 - 2/25/97                25,000
----------------------------------------------------------
Public Finance Authority
    3.55%, 2/24/97                              $    7,200
----------------------------------------------------------
San Antonio
Electric and Gas Systems
    3.55%, 2/25/97                                   5,000
----------------------------------------------------------
Tax and Revenue Anticipation Notes
    3.95%, 8/29/97                                   5,022

UTAH
----------------------------------------------------------
Intermountain Power Agency
    3.55%, 2/21/97                                  10,000
----------------------------------------------------------
Tooele County
Waste Treatment Revenue
    3.75%, 2/6/97                                    5,000

VIRGINIA
----------------------------------------------------------
Chesterfield County
Industrial Development Authority
    3.65% - 3.70%, 2/7/97 - 2/13/97                  9,850
----------------------------------------------------------
Norfolk County
Industrial Development Authority
    3.55%, 2/21/97                                  10,315
----------------------------------------------------------

TOTAL OTHER
SECURITIES--59.1%
(average maturity: 41 days)                        344,107
----------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(average maturity: 26 days)                        580,867
----------------------------------------------------------

OTHER ASSETS,
LESS LIABILITIES--.2%                                1,457
----------------------------------------------------------

NET ASSETS--100%                                $  582,324
----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

Cash Equivalent Fund                                                          8
-------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at January 31, 1997. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At January 31, 1997, the aggregate value of illiquid securities was $59,873,000 in the Money Market Portfolio, which represented 5.8% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

Cash Equivalent Fund                                                          9
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
January 31, 1997
(in thousands)



--------------------------------------------------------------------------------------------------------
                                                                MONEY         GOVERNMENT
                                                                MARKET        SECURITIES      TAX-EXEMPT
ASSETS                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                       $  903,430       258,813         580,867
--------------------------------------------------------------------------------------------------------
  Repurchase agreements                                          135,000       165,029              --
--------------------------------------------------------------------------------------------------------
Cash                                                                  --         3,968              --
--------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                         3,129         2,591           3,439
--------------------------------------------------------------------------------------------------------
  Securities sold                                                     --            --           4,585
--------------------------------------------------------------------------------------------------------
      Total assets                                             1,041,559       430,401         588,891
--------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------------------------------------
Cash overdraft                                                     8,597            --           5,078
--------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                        2,161           879             746
--------------------------------------------------------------------------------------------------------
  Management fee                                                     182            78             107
--------------------------------------------------------------------------------------------------------
  Distribution services fee                                          318           133             162
--------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             366            83             172
--------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           759           362             302
--------------------------------------------------------------------------------------------------------
      Total liabilities                                           12,383         1,535           6,567
--------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $1,029,176       428,866         582,324
--------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
--------------------------------------------------------------------------------------------------------
Shares outstanding                                             1,029,176       428,866         582,324
--------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00          1.00            1.00
--------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Cash Equivalent Fund                                                         10
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six months ended January 31, 1997
(in thousands)

-------------------------------------------------------------------------------------------------------
                                                               MONEY         GOVERNMENT
                                                               MARKET        SECURITIES      TAX-EXEMPT
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                              -----------------------------------------
INTEREST INCOME                                                $53,969         29,329          14,222
-------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                 1,766            957             823
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                      3,694          2,001           1,275
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses         3,296          1,241             574
-------------------------------------------------------------------------------------------------------
  Reports to shareholders                                           70             29              33
-------------------------------------------------------------------------------------------------------
  Registration costs                                                45             75              57
-------------------------------------------------------------------------------------------------------
  Professional fees                                                 30             17              10
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                          50             29              21
-------------------------------------------------------------------------------------------------------
    Total expenses                                               8,951          4,349           2,793
-------------------------------------------------------------------------------------------------------
Net investment income                                          $45,018         24,980          11,429
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Six months ended January 31, 1997 and year ended July 31, 1996
(in thousands)

-------------------------------------------------------------------------------------------------------------------------
                                                   MONEY MARKET           GOVERNMENT SECURITIES          TAX-EXEMPT
                                                    PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                            -----------------------------------------------------------------------------
                                                 1997          1996          1997         1996         1997         1996
                                            -----------------------------------------------------------------------------
OPERATIONS, DIVIDENDS AND CAPITAL
SHARE ACTIVITY
Net investment income                         $  45,018       155,023       24,980       85,504       11,429       31,921
-------------------------------------------------------------------------------------------------------------------------
Net realized loss                                    --       (22,662)          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation                    --        22,662           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                               (45,018)     (155,023)     (24,980)     (85,504)     (11,429)     (31,921)
-------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts
and number of shares are the same):

Shares sold                                   3,459,482    11,488,265    1,770,969    5,702,420    1,403,742    3,741,602
-------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends       43,673       156,119       23,910       85,164       11,145       32,004
-------------------------------------------------------------------------------------------------------------------------
                                              3,503,155    11,644,384    1,794,879    5,787,584    1,414,887    3,773,606
Shares redeemed                              (5,248,574)  (12,463,083)  (2,960,141)  (5,978,554)  (1,764,127)  (3,951,903)
-------------------------------------------------------------------------------------------------------------------------
Net decrease from capital share
transactions and total decrease in net
assets                                       (1,745,419)     (818,699)  (1,165,262)    (190,970)    (349,240)    (178,297)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                           2,774,595     3,593,294    1,594,128    1,785,098      931,564    1,109,861
-------------------------------------------------------------------------------------------------------------------------
End of period                               $ 1,029,176     2,774,595      428,866    1,594,128      582,324      931,564
-------------------------------------------------------------------------------------------------------------------------

Cash Equivalent Fund                                                         11
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Equivalent Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment valuation
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

Investment transactions and interest income
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

Expenses
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

Fund share valuation and dividends to shareholders
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all taxable realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

Federal income taxes
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies during the six months ended January 31, 1997.

3. TRANSACTIONS WITH AFFILIATES

Management agreement
The Fund has a management agreement with Zurich Kemper Investments, Inc. (ZKI) and pays a management fee for the Money Market and Government Securities Portfolios at an annual rate of .22% of the first $500 million of combined average daily net assets of those Portfolios declining to .15% of combined average daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets of such Portfolio declining to .15% of average daily net assets in excess of $3 billion. During the six months ended January 31, 1997, the Fund incurred management fees of $3,546,000.

Cash Equivalent Fund                                                         12
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

Distribution agreement
The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of .38% of average daily net assets for the Money Market and Government Securities Portfolios and .33% of average daily net assets for the Tax-Exempt Portfolio. For the six months ended January 31, 1997, the Fund incurred distribution fees of $6,970,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts that they maintain and service at an annual rate ranging from .15% to .40% for the Money Market and Government Securities Portfolios, and from .15% to .33% for the Tax-Exempt Portfolio. During the six months ended January 31, 1997, KDI paid fees of $6,966,000 to various firms pursuant to the related service agreements.

Shareholder services agreement
Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $2,888,000 for the six months ended January 31, 1997.

Officers and trustees
Certain officers or trustees of the Fund are also officers or directors of ZKI. During the six months ended January 31, 1997, the Fund made no payments to its officers and incurred trustees' fees of $33,000 to independent trustees.

Cash Equivalent Fund                                                         13
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                        YEAR ENDED JULY 31,
MONEY MARKET PORTFOLIO                                   JANUARY 31, 1997          1996         1995         1994         1993
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                               $1.00           1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                         .02            .05          .05          .03          .03
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $1.00           1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                       2.35%          4.94         4.95         2.82         2.60
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):

Expenses                                                             .92%           .89          .87          .88          .85
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.59%          4.86         4.84         2.78         2.57
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:

Net assets at end of period (in thousands)                    $1,029,176      2,774,595    3,593,294    3,387,245    3,616,636
------------------------------------------------------------------------------------------------------------------------------

Note:

The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.28%.

------------------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                        YEAR ENDED JULY 31,
GOVERNMENT SECURITIES PORTFOLIO                          JANUARY 31, 1997          1996         1995         1994         1993
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                             $1.00             1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                       .02              .05          .05          .03          .03
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00             1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     2.39%            5.00         4.96         2.82         2.60
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):

Expenses                                                           .82%             .79          .81          .81          .78
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             4.71%            4.90         4.87         2.72         2.57
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:

Net assets at end of period (in thousands)                    $428,866        1,594,128    1,785,098    1,538,011    2,825,357
------------------------------------------------------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                               ENDED                        YEAR ENDED JULY 31,
TAX-EXEMPT PORTFOLIO                                     JANUARY 31, 1997          1996         1995         1994         1993
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                             $1.00             1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                       .01              .03          .03          .02          .02
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00             1.00         1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     1.49%            3.11         3.21         2.05         2.12
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):

Expenses                                                           .72%             .70          .68          .68          .64
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                             2.93%            3.08         3.15         2.02         2.09
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:

Net assets at end of period (in thousands)                    $582,324          931,564    1,109,861    1,136,901    1,417,307
------------------------------------------------------------------------------------------------------------------------------

Cash Equivalent Fund                                                         14
-------------------------------------------------------------------------------

NOTES
-------------------------------------------------------------------------------

Cash Equivalent Fund                                                         15
-------------------------------------------------------------------------------

NOTES
-------------------------------------------------------------------------------

                                          Cash Equivalent
                                          Fund

                                          Semiannual Report
                                          January 31, 1997












INVESTMENT MANAGER
Zurich Kemper Investments, Inc.

PRINCIPAL UNDERWRITER
Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a prospectus.

1029200  2/97        (RECYCLED LOGO) printed on recycled paper